Quarterly Financial Data (Unaudited) (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jul. 02, 2011	Apr. 02, 2011	Jan. 01, 2011	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Quarterly Financial Data [Line Items]
NET SALES									$ 1,700,208	$ 1,206,021	$ 827,654
GROSS PROFIT									945,717	661,185	473,066
Net income (loss) from discontinued operations										19,909
Net income (loss)									324,969	172,134	163,445
Net earnings (loss) per share from continuing operations-basic and diluted									$ 5.97	$ 2.80	$ 2.52
Net earnings (loss) per share from discontinued operations-basic and diluted										$ 0.37
Net earnings per share-basic and diluted									$ 5.97	$ 3.17	$ 2.52
TransDigm Group
Quarterly Financial Data [Line Items]
NET SALES	462,606	461,660	423,469	352,473	342,953	325,209	304,307	233,552
GROSS PROFIT	256,820	253,302	236,040	199,555	193,016	183,149	157,874	127,146
Net income (loss) from continuing operations					64,313	58,368	36,697	(7,153)
Net income (loss) from discontinued operations					3,082	(2,088)	19,120	(205)
Net income (loss)	$ 87,866	$ 90,446	$ 81,552	$ 65,105	$ 67,395	$ 56,280	$ 55,817	$ (7,358)	$ 324,969	$ 172,134	$ 163,445
Net earnings (loss) per share from continuing operations-basic and diluted					$ 1.20	$ 1.10	$ 0.69	$ (0.19)
Net earnings (loss) per share from discontinued operations-basic and diluted					$ 0.06	$ (0.04)	$ 0.35
Net earnings per share-basic and diluted	$ 1.63	$ 1.68	$ 1.51	$ 1.15	$ 1.26	$ 1.06	$ 1.04	$ (0.19)